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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     NML Variable Annuity Account A
     The Northwestern Mutual Life Insurance Company
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes):

     Flexible Payment Variable Annuity Contracts - Series RR and prior series

3.   Investment Company Act File Number: 811-21887
     Securities Act File Number: 333-72913

4(a). Last day of fiscal year for which this Form is filed: December 31, 2008

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):
                                                                    $121,732,197
                                                                    ------------

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                                $99,822,738
                                                      -----------

     (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                                 $19,724,018
                                                      -----------

     (iv) Total available redemption credits
          [add items 5(ii) and 5(iii)]:                             $119,546,756
                                                                    ------------

     (v)  Net sales - if item 5(i) is
          greater than 5(iv) [subtract item
          5(iv) from item 5(i)]:                                    $  2,185,441
                                                                    ------------

     (vi) Redemption credits available for
          use in future years - if item 5(i)
          is less than item 5(iv) [subtract
          item 5(iv) from item 5(i)]:                 $        (0)
                                                      -----------

     (vii) Multiplier for determining
          registration fee:                                          x0.00003930
                                                                    ------------

     (viii) Registration fee due [multiply
          item 5(v) by item 5(vii)] (enter
          "0" if no fee is due):                                         =$85.89
                                                                    ============

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year:                             +$0
                                                      -----------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                               =$85.89
                                                                    ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 10, 2009.

          Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By: /s/ JOHN C. KELLY
    ----------------------------------------
    John C. Kelly
    Vice President and Controller
    The Northwestern Mutual Life Insurance Company

                                                             Date: March 9, 2009